(20) PRIVATE PENSION PLAN (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Expected return during the year		R$ (500,032)	R$ (567,062)	R$ (547,959)	R$ (596,396)
Sponsors' contributions			143,512	105,938	81,822
Actuarial loss (gain): return on assets			(451,281)	(337,888)	(181,393)
Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Fair value of actuarial assets, beginning balance			(6,396,529)	(5,959,171)	(5,628,892)
Expected return during the year			(567,063)	(547,959)	(596,396)
Participants' contributions transferred during the year			(3,643)	(3,339)	(3,373)
Sponsors' contributions			(143,512)	(105,938)	(81,822)
Actuarial loss (gain): return on assets			(451,281)	(337,888)	(181,393)
Benefits paid during the year			615,543	557,765	532,705
Fair value of actuarial assets, ending balance			(6,946,486)	(6,396,529)	(5,959,170)
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Expected return during the year		(323,926)	(372,121)	(359,588)	(392,819)
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Fair value of actuarial assets, beginning balance			(4,215,431)	(3,925,061)	(3,723,563)
Expected return during the year			(372,121)	(359,588)	(392,819)
Participants' contributions transferred during the year				(24)	(37)
Sponsors' contributions			(92,756)	(65,096)	(50,308)
Actuarial loss (gain): return on assets			(280,404)	(264,569)	(137,870)
Benefits paid during the year			443,449	398,907	379,536
Fair value of actuarial assets, ending balance			(4,517,265)	(4,215,431)	(3,925,061)
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Expected return during the year		(98,386)	(107,797)	(102,621)	(113,470)
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Fair value of actuarial assets, beginning balance			(1,205,647)	(1,105,738)	(1,062,638)
Expected return during the year			(107,795)	(102,621)	(113,470)
Participants' contributions transferred during the year			(1,886)	(2,078)	(2,044)
Sponsors' contributions			(34,444)	(25,460)	(17,296)
Actuarial loss (gain): return on assets			(99,905)	(57,432)	5,076
Benefits paid during the year			96,628	87,682	84,634
Fair value of actuarial assets, ending balance			(1,353,050)	(1,205,647)	(1,105,738)
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Expected return during the year		R$ (7,563)	(8,699)	(8,634)	(9,437)
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Fair value of actuarial assets, beginning balance			(98,836)	(94,378)	(89,533)
Expected return during the year			(8,699)	(8,634)	(9,437)
Participants' contributions transferred during the year
Sponsors' contributions			(1,604)	(1,027)	(753)
Actuarial loss (gain): return on assets			(6,426)	(4,230)	(3,486)
Benefits paid during the year			9,652	9,433	8,831
Fair value of actuarial assets, ending balance			(105,914)	(98,836)	(94,378)
Rio Grande Energia S.A. [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Fair value of actuarial assets, beginning balance	[1]		(413,043)	(387,322)	(347,906)
Expected return during the year	[1]		(37,500)	(35,950)	(37,412)
Participants' contributions transferred during the year			(620)	(395)	(302)
Sponsors' contributions			(7,748)	(7,643)	(7,296)
Actuarial loss (gain): return on assets			(35,042)	(7,707)	(19,610)
Benefits paid during the year	[1]		27,564	25,974	25,203
Fair value of actuarial assets, ending balance	[1]		(466,390)	(413,043)	(387,322)
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Fair value of actuarial assets, beginning balance			(463,571)	(446,670)	(405,251)
Expected return during the year			(40,947)	(41,166)	(43,258)
Participants' contributions transferred during the year			(1,136)	(842)	(990)
Sponsors' contributions			(6,959)	(6,712)	(6,169)
Actuarial loss (gain): return on assets			(29,504)	(3,950)	(25,503)
Benefits paid during the year			38,250	35,769	34,501
Fair value of actuarial assets, ending balance			R$ (503,867)	R$ (463,571)	R$ (446,670)

[1]	Plan 1 was recorded at the dissolved RGE until the merger of the distribution companies.